Finance Lease Receivable - Summary of Reconciliation of Finance Lease (Detail) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Balance, January 1	$ 103,358	$ 64,274	$ 900
Additions	38,947	40,154	64,270
Interest income	5,872	5,417	80
Billings and payments	(11,487)	(6,597)	(639)
Currency translation effects	2,482	110	(337)
Balance, December 31	$ 139,172	$ 103,358	$ 64,274